SIGNIFICANT ACCOUNTING POLICIES (Schedule of Product Warranty Accrual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Warranty provision, beginning of year	$ 226	$ 157
Charged to costs and expenses relating to new sales	149	235
Utilization or expiration of warranty	(225)	(155)
Foreign currency translation adjustments	0	11
Warranty provision, end of year	$ 150	$ 226